Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 2,107	$ 133,796	$ 1,101	$ 51,965	$ 85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507
Exercise of options	$ 3	147			150
Exercise of options (in Shares)	22,875
Restricted stock units vested	$ 7	(7)
Restricted stock units vested (in Shares)	67,470
Stock based compensation		2,712			2,712
Net loss				(31,060)	(31,060)
Balance at Dec. 31, 2022	$ 2,117	136,648	1,101	(83,025)	56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852
Issuance of shares for cash consideration	$ 15	345			360
Issuance of shares for cash consideration (in Shares)	124,171
Restricted stock units vested	$ 5	(5)
Restricted stock units vested (in Shares)	52,532
Stock based compensation		1,951			1,951
Net loss				(29,068)	(29,068)
Balance at Dec. 31, 2023	$ 2,137	138,939	1,101	(112,093)	$ 30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555				18,598,555
Issuance of shares for cash consideration	$ 366	6,086			$ 6,452
Issuance of shares for cash consideration (in Shares)	3,365,014
Exercise of Warrants	$ 163	(161)			2
Exercise of Warrants (in Shares)	1,511,429
Restricted stock units vested	$ 19	(19)
Restricted stock units vested (in Shares)	175,991
Stock based compensation		2,065			2,065
Net loss				(15,014)	(15,014)
Balance at Dec. 31, 2024	$ 2,685	$ 146,910	$ 1,101	$ (127,107)	$ 23,589
Balance (in Shares) at Dec. 31, 2024	23,650,989				23,650,989